Liabilities to credit institutions	6 Months Ended
Jun. 30, 2023
Borrowing costs [abstract]
Liabilities to credit institutions
Note 10 - Liabilities to credit institutions
The carrying amount of Polestar Group’s liabilities to credit institutions as of June 30, 2023 and December 31, 2022 were as follows:

Liabilities to credit institutions	As of June 30, 2023	As of December 31, 2022
Working capital loans from banks	1,562,847	1,300,108
Floorplan facilities	43,820	16,925
Sale-leaseback facilities	16,766	11,719
Total	$1,623,433	$1,328,752
The Group had the following working capital loans outstanding as of June 30, 2023:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
CNY	August 2022 - August 2023	Unsecured	12-month LPR[1] plus 0.05%, settled quarterly	716,000	98,626
USD	August 2022 - August 2023	Unsecured[2]	3-month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 - September 2023	Unsecured[2]	3-month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured[3]	4.48% per annum, settled quarterly	133,000	133,000
USD	September 2022 - September 2023	Unsecured[2]	3-month SOFR[4] plus 2.4%, settled quarterly	100,000	100,000
USD	December 2022 - December 2023	Unsecured[2]	7.5% per annum, settled quarterly	200,000	200,000
EUR	February 2023 - February 2024	Secured[5]	3-month EURIBOR[6] plus 2.3% and an arrangement fee of 0.15%	382,312	417,312
USD	March 2023 - March 2024	Unsecured[2]	7.35% per annum, settled quarterly	100,000	100,000
CNY	March 2023 - March 2024	Unsecured[2]	12-month LPR plus 0.05%, settled quarterly	260,000	35,814
CNY	April 2023 - April 2024	Unsecured[2]	12-month LPR plus 0.05%, settled quarterly	11,430	1,575
CNY	May 2023 - May 2024	Unsecured[2]	12-month LPR plus 0.45%, settled quarterly	231,000	31,819
CNY	June 2023 - June 2024	Unsecured[2]	12-month LPR plus 1.3%, settled monthly	310,000	42,701
Total					$1,562,847
1 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
2 - Letters of keep well from both Volvo Cars and Geely.
3 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
4 - Secured Overnight Financing Rate (“SOFR”).
5 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.
6 - Euro Interbank Offered Rate (“EURIBOR”).
Floorplan facilities
In the ordinary course of business, Polestar, on a market-by-market basis, enters into multiple low-value credit facilities with various financial service providers to fund operations related to vehicle sales. These facilities provide access to credit with the option to renew as mutually determined by Polestar Group and the financial service provider. The facilities are partially secured by the underlying assets on a market-by-market basis. As of June 30, 2023 and December 31, 2022, the aggregate amounts outstanding under these arrangements were $73,103 and $33,615, respectively.
The Group maintains one such facility with the related party Volvo Cars that is presented separately in Interest-bearing current liabilities - related parties within the Unaudited Condensed Consolidated Statement of Financial Position. Of the amounts above, the aggregate amounts outstanding as of June 30, 2023 and December 31, 2022 due to related parties were $29,283 and $16,690, respectively. Refer to Note 11 - Related party transactions for further details.
Sale-leaseback facilities
Polestar has also entered into contracts to sell vehicles and then lease such vehicles back for a period of up to twelve months. At the end of the leaseback period, Polestar is obligated to repurchase the vehicles. Accordingly, the consideration received for these transactions was recorded as a financing transaction. As of June 30, 2023 and December 31, 2022, the aggregate amount outstanding under these arrangements was $16,766 and $11,719, respectively.
Since the contracts identified above are short term with a duration of twelve months or less, the carrying amount of the contracts is deemed to be a reasonable approximation of their fair value. The Group’s risk management policies related to debt instruments are further detailed in Note 2 - Financial risk management of the Consolidated Financial Statements, as of December 31, 2022 and 2021, and for the three years ended December 31, 2022 that were included in the Form 20-F filed with the SEC on April 14, 2023. There are no changes in terms of risk management policies for the periods presented in these Unaudited Condensed Consolidated Financial Statements.